Business combination	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Combination
43.	BUSINESS COMBINATION
The Group acquired 2,193,552,006 shares, equivalent to 82.03% of the total issued shares of PT Batavia Prosperindo Finance Tbk, an Indonesian listed company, of 2,673,995,362 shares on August 31, 2022 as the acquisition date for the purpose of entering the local financial industry in Indonesia , and changed its name to PT Woori Finance Indonesia Tbk.

1)	As of the acquisition date, the transfer price, acquisition assets, liabilities, and non-controlling interests related to the business combination are as follows (Unit: Korean Won in millions):

Amount
Fair value of transfer price
Cash	130,424
Amount recognized as assets and liabilities
Cash and cash equivalents	5,607
Financial assets at amortized cost	95,587
Other assets	24,096
Borrowings	25,932
Other liabilities	10,150
Fair value of identifiable net assets	89,208
Non-controlling interests (*1)	16,453
Goodwill	57,670

(*1)	Represents amount of a proportionate interest of the fair value of indentifiable net assets.

2)
Assuming that the acquisition date of PT Woori Finance Indonesia Tbk by the Group is the commencement date of the financial statements, the consolidated income and consolidated net income are KRW 1,856,941 million and KRW 207,495 million, respectively.